JOINT VENTURE AGREEMENT (Details) (USD $)	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
JOINT VENTURE AGREEMENT [Abstract]
Costs to drill an oil and gas well	$ 163,456	$ 134,000
Percentage of the costs owed by the company to drill and complete each well the Company elects to participate in on leases that are part of the JV Agreement	49.00%